Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2013	2,221,834
Balance at Dec. 31, 2013	$ 34,979	$ 27,465	$ (2,237)	$ (6,734)	$ 53,473
Net income		7,180			7,180
Other comprehensive income			4,785		4,785
Dividend reinvestment and purchase plan (in shares)	19,791
Dividend reinvestment and purchase plan	$ 590				590
Stock options exercised	$ (50)				(50)
Stock-based compensation (in shares)	400
Stock-based compensation	$ 10				10
Cash dividends		(2,121)
Balance (in shares) at Dec. 31, 2014	2,242,025
Balance at Dec. 31, 2014	$ 35,529	32,524	2,548	(6,734)	63,867
Net income		6,865			6,865
Other comprehensive income			(153)		(153)
Dividend reinvestment and purchase plan (in shares)	20,393
Dividend reinvestment and purchase plan	$ 651				651
Stock options exercised	$ (7)				(7)
Stock-based compensation (in shares)	585
Stock-based compensation	$ 18				18
Cash dividends		(2,153)			$ (2,153)
Balance (in shares) at Dec. 31, 2015	2,263,403				2,242,025
Balance at Dec. 31, 2015	$ 36,191	37,236	2,395	(13,518)	$ 62,304
Purchase of treasury stock (196,635 shares)				(6,784)	$ (6,784)
Stock options exercised (in shares)	400				2,175
Net income		6,416			$ 6,416
Other comprehensive income			(1,194)		(1,194)
Dividend reinvestment and purchase plan (in shares)	15,300
Dividend reinvestment and purchase plan	$ 519				519
Stock options exercised	$ (6)				(6)
Stock-based compensation (in shares)	900
Stock-based compensation	$ 29				29
Cash dividends		(2,318)			$ (2,318)
Balance (in shares) at Dec. 31, 2016	2,640,418				2,263,403
Balance at Dec. 31, 2016	$ 47,943	41,334	1,201	(13,518)	$ 76,960
Stock options exercised (in shares)					500
Common stock issuance, net of issuance cost ($697) (in shares)	360,815
Common stock issuance, net of issuance cost ($697)	$ 11,210				$ 11,210